Operating and Capital Leases (Tables)	12 Months Ended
Dec. 31, 2013
Operating and Capital Leases
Schedule of future capital and operating lease commitments

As of December 31, 2013, future capital and operating lease commitments are as follows (in millions):

	Capital Leases	Operating Leases
Year ended December 31, 2014	$2.8	$7.5
Year ended December 31, 2015	2.4	6.9
Year ended December 31, 2016	1.6	6.2
Year ended December 31, 2017	1.0	5.3
Year ended December 31, 2018	0.1	4.4
Thereafter	—	5.0

Total minimum lease payments	$7.9	$35.3

Less imputed interest	(0.4)

Present value of minimum capital lease payments	7.5
Less current portion	2.6

Long-term capital lease obligations	$4.9